Preferred Stock (Tables)	12 Months Ended
Dec. 31, 2022
Series H Preferred Stock [Member] | The Arena Group Holdings Inc [Member]
Class of Stock [Line Items]
Schedule of Components of Preferred Stock

The following table represents the activity of the Series H Preferred Stock from January 1, 2021 through December 31, 2022:

	Shares	Amount
Series H Preferred Stock at January 1, 2021	19,596	$18,248
Conversion of Series H Preferred Stock into common stock during the year ended December 31, 2021	(4,530)	(4,530)
Series H Preferred Stock at December 31, 2021	15,066	13,718
Conversion of Series H Preferred Stock into common stock during the year ended December 31, 2022	(710)	(710)
Series H Preferred Stock at December 31, 2022	14,356	$13,008